Offsets	Jul. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	DBV Technologies S.A.
Form or Filing Type	S-3
File Number	333-271166
Initial Filing Date	Apr. 06, 2023
Fee Offset Claimed	$ 20,404.08
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 185,154,964.00
Termination / Withdrawal Statement	The Registrant previously paid a filing fee of $20,404.08 in connection with the registration of $185,154,964.00 of unallocated universal shelf securities that have been previously registered under the Registrant's registration statement on Form S-3 (File No. 333-271166) filed on April 6, 2023, or the Prior Registration Statement, and remain unsold. Pursuant to Rule 457(p), the filing fee of $20,404.08 in connection with such $185,154,964.00 of unsold unallocated universal shelf securities may be offset against the total filing fee due for this registration statement. Pursuant to Rule 457(p), the offering of such $185,154,964.00 of unsold unallocated universal shelf securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	DBV Technologies S.A.
Form or Filing Type	S-3
File Number	333-271166
Filing Date	Apr. 06, 2023
Fee Paid with Fee Offset Source	$ 20,404.08